Contingent liabilities and provisions (Tables)	12 Months Ended
Oct. 31, 2025
Legal proceedings provision [member]
Statement [LineItems]
Disclosure of Changes in Provisions
Legal provisions
The following table presents changes in our legal provisions:

$ millions, for the year ended October 31	2025	2024
Balance at beginning of year	$108	$140
Additional new provisions recognized	82	41
Less:
Amounts incurred and charged against existing provisions	(40)	(70)
Unused amounts reversed and other adjustments (1)	(46)	(3)
Balance at end of year	$104	$108

(1)	Includes foreign currency translation adjustments.